Share-Based Compensation - Total Stock-Based Compensation Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 391,393	$ 295,106
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	132,543	111,206
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 258,850	$ 183,900